Average Annual Total Returns - DWS RREEF Global Real Estate Securities Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) Since Inception	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Nov. 01, 2016	(4.09%)	6.36%	15.90%	13.86%	(9.04%)	4.53%